Consolidated Statements of Cash Flows (Parenthetical) $ in Thousands	Dec. 31, 2021 USD ($)
Statement of Cash Flows [Abstract]
Cash and cash equivalents acquired	$ 100
Deferred taxes	17
Working capital (excluding cash and cash equivalents), net	32
Intangible assets	363
Property and equipment	33
Goodwill	583
Deferred income taxes	(84)
Shares of Common Stock and warrants issued upon acquisition	(957)
Cash paid for the acquisition of subsidiary	$ 87